EARNINGS / (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Basic earnings / (loss) per share
Earnings / (loss) attributable to owners of the parent	$ 155,304	$ 69,220		$ (219,274)
Weighted average number of shares, basic (in shares)	606,407,693	546,559,599	[1]	545,547,819
Basic earnings / (loss) per share (US$) (in dollars per share)	$ 0.2561	$ 0.12665		$ (0.40193)
Diluted earnings / (loss) per share
Earnings / (loss) attributable to owners of the parent	$ 155,304	$ 69,220		$ (219,274)
Weighted average number of shares, basic (in shares)	606,407,693	546,559,599	[1]	545,547,819
Weighted average number of shares, diluted (in shares)	606,407,693	546,559,599		545,547,819
Diluted earnings / (loss) per share (US$) (in dollars per share)	$ 0.2561	$ 0.12665		$ (0.40193)

[1]	In the calculation of diluted earnings per share have not been considered the compensation plan disclosed in Note 34 (a.1), because the average market price is lower than the price of options.